Deferred Policy Acquisition Costs and Present Value of Future Profits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred policy acquisition costs and present value of future profits	$ 5,725		$ 6,556	$ 10,700
Disposition of DAC Asset	16	34
Estimated future net amortization expense of present value of future profits in 2013	22
Estimated future net amortization expense of present value of future profits in 2014	6
Estimated future net amortization expense of present value of future profits in 2015	6
Estimated future net amortization expense of present value of future profits in 2016	6
Estimated future net amortization expense of present value of future profits in 2017	5
Effect of change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred policy acquisition costs and present value of future profits			$ (2,188)	$ 2,600